Note 15 - Voyage Expenses and Vessel Operating Expenses (Detail) - Vessels' Operating Expenses (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Crew wages and related costs	$ 19,304,929	$ 22,044,479	$ 23,998,949
Insurance	1,260,289	1,410,889	1,623,582
Repairs and maintenance	3,026,513	4,940,185	4,814,718
Spares and consumable stores	5,313,053	5,886,002	5,838,470
Miscellaneous expenses	1,687,193	2,276,598	2,062,344
Total	$ 30,591,977	$ 36,558,153	$ 38,338,063